INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details) - Revenue [Member] - Customer Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Concentration Risk [Line Items]
Percentage		13.00%	14.00%	14.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage		11.00%	9.00%	9.00%
Other Customers [Member]
Concentration Risk [Line Items]
Percentage	[1]	16.00%	21.00%	24.00%
Customer One [Member]
Concentration Risk [Line Items]
Percentage		3.00%	3.00%	4.00%
Customer Two [Member]
Concentration Risk [Line Items]
Percentage		9.00%	9.00%	8.00%

[1]	Represents aggregated revenue to three customers that accounted for between 3% and 9% of total revenue during 2024, to three customers that accounted for between 3% and 9% of total revenue during 2023, and to four customers that accounted for between 4% and 8% of total revenue during 2022.